Shareholders' Equity (Details 1)	12 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Number Outstanding
Warrants Outstanding, Beginning | shares
Warrants granted | shares	160,000
Warrants forfeited | shares
Warrants exercised | shares
Warrants Outstanding, Ending | shares	160,000
Weighted Average Exercise Price
Warrants Outstanding, Beginning | $ / shares
Warrants granted | $ / shares	6.60
Warrants forfeited | $ / shares
Warrants exercised | $ / shares
Warrants Outstanding, Ending | $ / shares	$ 6.60
Contractual Life in Years
Warrants Outstanding, Beginning
Warrants granted	5 years
Warrants forfeited
Warrants exercised
Warrants Outstanding, Ending	4 years 7 months 6 days
Intrinsic Value
Warrants Outstanding, Beginning | $
Warrants granted | $
Warrants forfeited | $
Warrants exercised | $
Warrants Outstanding, Ending | $